Note 4 - Related Party Transactions (Details Textual)			1 Months Ended	6 Months Ended
	Jan. 01, 2018	Feb. 28, 2017 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 EUR (€)	May 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Nov. 29, 2016 USD ($)
Service Management Costs Daily Fee Related Party				$ 685		€ 685
Related Party Agreement Term	5 years
Related Party Transaction Discount Percentage	5.00%
Commitments and Vessel Sales, Draw-down Capacity				2,000,000			$ 2,000,000		$ 4,000,000
Due to Related Parties, Total				8,642,163				$ 4,986,836
Payments to Acquire Property, Plant, and Equipment, Total				1,867	$ 4,677,212
Revenue from Related Parties				0	120,000
Eurobulk Ltd. [Member] | Fixed Management Fees [Member]
Related Party Transaction, Amounts of Transaction				707,673	936,126
Colby Trading Ltd [Member]
Notes Payable, Related Parties, Current										$ 2,000,000
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total		$ 50,556
Sentinel [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 24,039	31,348
Related Party Transaction Commission on Premium, Maximum, Percentage				5.00%
Technomar [Member]
Related Party Transaction, Expenses from Transactions with Related Party				$ 71,341	44,422
Related Party Transaction Amounts of Transaction Per Crew Member Per Month				50
Euromar LLC [Member] | M/V EM Astoria [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 4,750,000
Vessel Management Fees [Member] | Eurobulk Ltd. [Member]
Related Party Transaction, Amounts of Transaction				$ 1,861,009	1,102,101
Vessel Sales [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage				1.00%
Related Party Transaction, Expenses from Transactions with Related Party				$ 64,500	53,871
Charter Revenues [Member] | Eurochart [Member]
Related Party Transaction Commission, Percentage				1.25%
Related Party Transaction, Expenses from Transactions with Related Party				$ 238,016	$ 134,085